ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current Assets	$ 47,943	$ 17,634
Property, Plant And Equipment	3,750	411
Right Of Use Assets	1,229	318
Goodwill	20,054	431
Trade And Other Payables	5,628	1,809
Lease Liability	1,320
Deferred Tax	1,511	$ 139
Grupo Farmaceutico Cronomed S.A.S.
Statement [Line Items]
Current Assets	563
Property, Plant And Equipment	9
Total Consideration Paid	992
Right Of Use Assets	85
Intangible Assets	311
Goodwill	728
Trade And Other Payables	(300)
Long Term Debt	(186)
Amounts Payable To Flora Growth Corp. Consolidated Group	(30)
Lease Liability	(92)
Deferred Tax	$ 96